SCHEDULE OF OPTIONS ACTIVITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2022	Dec. 30, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants Exercisable	54,660,034	48,972,279	49,120,917
Aggregate Intrinsic Value	$ 319,000	$ 1,248,452	$ 3,013,010
Aggregate Intrinsic Value
Number of Options, Outstanding, Beginning balance	26,802,500	27,340,000
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 0.12	$ 0.12
Weighted Average Remaining Contractual Life (In Years)	18 years 3 months 7 days	19 years 1 month 13 days	22 years 7 months 6 days
Number of Options, Outstanding, Exercisable	26,802,500	27,340,000
Weighted Average Exercise Price, Outstanding, Exercisable	$ 0.12	$ 0.12
Weighted Average Remaining Contractual Life (In Years), Exercisable	18 years 3 months 7 days	19 years 1 month 13 days	22 years 7 months 6 days
Aggregate Intrinsic Value, Exercisable, Beginning balance
Number of Options, Outstanding, Granted		2,500,000
Weighted Average Exercise Price, Outstanding, Granted		$ 0.13
Weighted Average Remaining Contractual Life (In Years), Granted		6 years 25 days
Aggregate Intrinsic Value, Exercisable, Granted
Number of Options, Outstanding, Exercised		(2,200,000)
Weighted Average Exercise Price, Outstanding, Exercised		$ 0.12
Weighted Average Remaining Contractual Life (In Years), Exercised		9 years
Aggregate Intrinsic Value, Exercisable, Exercised
Number of Options, Outstanding, Cancelled/Forfeited	(282,500)	(837,500)
Weighted Average Exercise Price, Outstanding, Cancelled/Forfeited	$ 0.12	$ 0.12
Weighted Average Remaining Contractual Life (In Years), Cancelled/Forfeited	5 years	6 years
Aggregate Intrinsic Value, Exercisable, Cancelled/Forfeited
Number of Options, Outstanding, Exercised		2,200,000
Number of Options, Outstanding, Ending balance	26,520,000	26,802,500	27,340,000
Weighted Average Exercise Price, Outstanding, Ending balance	$ 0.12	$ 0.12	$ 0.12
Aggregate Intrinsic Value
Number of Options, Outstanding, Exercisable	26,520,000	26,802,500	27,340,000
Weighted Average Exercise Price, Outstanding, Exercisable	$ 0.12	$ 0.12	$ 0.12
Aggregate Intrinsic Value, Exercisable, Ending balance
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price	$ 0.001	$ 0.001
Warrants Exercisable	11,000,000	11,000,000
Weighted Average Remaining Contractual Life	3 years 5 months 4 days	3 years 25 days
Aggregate Intrinsic Value	$ 321,000
Aggregate Intrinsic Value		$ 913,900
Aggregate Intrinsic Value	$ 913,900
Aggregate Intrinsic Value		$ 913,900
Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price	$ 0.04	$ 0.056
Warrants Exercisable	2,300,000	1,000,000
Weighted Average Remaining Contractual Life	3 years 9 months	3 years 6 months 7 days
Aggregate Intrinsic Value		$ 27,900
Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price	$ 0.08	$ 0.04
Warrants Exercisable	3,699,320	2,300,000
Weighted Average Remaining Contractual Life	2 months 4 days	4 years 9 months
Aggregate Intrinsic Value		$ 100,970
Warrant Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price	$ 0.2299	$ 0.06
Warrants Exercisable	8,250,000	7,398,639
Weighted Average Remaining Contractual Life	2 years 2 months 15 days	2 months 4 days
Aggregate Intrinsic Value		$ 176,827
Warrant Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price	$ 0.16	$ 0.08
Warrants Exercisable	3,125,000	3,699,320
Weighted Average Remaining Contractual Life	2 years 11 months 12 days	2 months 4 days
Aggregate Intrinsic Value		$ 14,427
Warrant Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price	$ 0.25	$ 0.08
Warrants Exercisable	8,000,000	3,699,320
Weighted Average Remaining Contractual Life	3 years 2 months 23 days	1 year 2 months 4 days
Aggregate Intrinsic Value		$ 14,427
Warrant Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price	$ 0.1160	$ 0.2299
Warrants Exercisable	500,000	8,250,000
Weighted Average Remaining Contractual Life	2 years 6 months 7 days	3 years 2 months 15 days
Aggregate Intrinsic Value
Warrant Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price	$ 0.12	$ 0.16
Warrants Exercisable	12,500,000	3,125,000
Weighted Average Remaining Contractual Life	4 years 18 days	4 years 11 months 12 days
Aggregate Intrinsic Value
Warrant Eight [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price	$ 0.14	$ 0.25
Warrants Exercisable	4,285,714	8,000,000
Weighted Average Remaining Contractual Life	4 years 18 days	4 years 2 months 23 days
Aggregate Intrinsic Value
Warrant Nine [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price		$ 0.1160
Warrants Exercisable		500,000
Weighted Average Remaining Contractual Life		3 years 6 months 7 days
Aggregate Intrinsic Value